Equity - Summary of Non-controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 2,107,892	$ 1,798,036
Non-controlling Interests, Profit (Loss)	$ 465,677	417,471	$ 448,374
Enel Distribucin Rio S.A. (formerly Ampla Energa S.A.)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.27%
Non-controlling Interests, Equity	$ 2,471	3,746
Non-controlling Interests, Profit (Loss)	$ 128	(111)	(228)
Enel Distribucin Ceara S.A. (formerly Coelce)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	26.00%
Non-controlling Interests, Equity	$ 204,985	218,722
Non-controlling Interests, Profit (Loss)	$ 26,409	35,633	29,509
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.59%
Non-controlling Interests, Equity	$ 439,727	457,800
Non-controlling Interests, Profit (Loss)	$ 106,363	108,928	86,463
Emgesa S.A. E.S.P.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.52%
Non-controlling Interests, Equity	$ 675,574	667,440
Non-controlling Interests, Profit (Loss)	$ 178,045	154,744	127,261
Enel Distribucin Per S.A.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.85%
Non-controlling Interests, Equity	$ 104,792	98,590
Non-controlling Interests, Profit (Loss)	$ 17,601	23,249	22,250
Enel Generacin Per S.A.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.40%
Non-controlling Interests, Equity	$ 128,863	156,731
Non-controlling Interests, Profit (Loss)	$ 25,177	22,647	12,776
Chinango S.A.C.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	33.12%
Non-controlling Interests, Equity	$ 36,158	22,163
Non-controlling Interests, Profit (Loss)	$ 6,836	3,810	5,143
Empresa Distribuidora Sur S.A. (Distribution)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	27.91%
Non-controlling Interests, Equity	$ 177,338	2,356
Non-controlling Interests, Profit (Loss)	$ 25,609	3,135	(8,604)
Enel Generacin Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	24.38%
Non-controlling Interests, Equity	$ 34,353	10,187
Non-controlling Interests, Profit (Loss)	$ 22,248	4,792	4,061
Enel Generacion El Chocon S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	34.31%
Non-controlling Interests, Equity	$ 102,131	72,893
Non-controlling Interests, Profit (Loss)	$ 31,031	30,138	15,276
Inversora Dock Sud S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.86%
Non-controlling Interests, Equity	$ 60,390	38,147
Non-controlling Interests, Profit (Loss)	$ 12,027	13,984	5,947
Central Dock Sud S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	29.76%
Non-controlling Interests, Equity	$ 59,687	37,432
Non-controlling Interests, Profit (Loss)	$ 11,921	13,826	5,842
Enel Distribucion Chile S A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)			405
Chilectra Amricas S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)			123
Enel Generacin Chile S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)			71,544
Endesa Amricas S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)			66,618
Empresa Electrica Pehuenche S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)			1,777
Enel Generacin Piura S.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	3.50%
Non-controlling Interests, Equity	$ 4,924	4,529
Non-controlling Interests, Profit (Loss)	$ 613	613	795
Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.12%
Non-controlling Interests, Equity	$ 1,033	743
Non-controlling Interests, Profit (Loss)	313	12
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	7,383	6,557
Non-controlling Interests, Profit (Loss)	$ 449	$ 2,071	$ 1,416